Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Schedule of right-of-use assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 175,457	$ 174,515
Depreciation charge for the year	(7,267)	(8,594)
Adjustments	32,337	9,536
Balance at end of year	200,527	175,457
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	45,195	91,493
Depreciation charge for the year	(2,299)	(3,572)
Adjustments	5,885	(42,726)
Balance at end of year	48,781	45,195
PRMS facility [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	13,208	14,534
Depreciation charge for the year	(1,262)	(1,229)
Adjustments	1,228	(97)
Balance at end of year	13,174	13,208
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	8,480	10,950
Depreciation charge for the year	(2,135)	(2,327)
Adjustments	613	(143)
Balance at end of year	6,958	8,480
Long-term deferred expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	108,574	57,538
Depreciation charge for the year	(1,571)	(1,466)
Adjustments	24,611	52,502
Balance at end of year	$ 131,614	$ 108,574